JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V


                       SUPPLEMENT DATED DECEMBER 4, 1998
                                       TO
                          PROSPECTUS DATED MAY 1, 1998



The following information is added to the disclosure appearing under "Variation in Charges" on page 20 of the prospectus:


         John Hancock Mutual Life Insurance Company has agreed to participate in an exchange offer program pursuant to which certain pension plans are eligible to exchange their Contracts for shares of certain mutual funds distributed by John Hancock Funds, Inc. Under the terms of the exchange offer, any remaining Withdrawal Charges applicable to any Contract exchanged would be waived at the time of the exchange transaction. Only Contracts purchased on behalf of the following types of pension plans are eligible to be exchanged: (1) pension plans qualified under Section 401(k) of the Internal Revenue Code of 1986 (401(k) plans) and (2) target-benefit pension plans where plan assets are not allocated specifically as being for the account of individual plan participants. The exchange offer program is currently expected to remain open until May 1, 1999, unless terminated earlier or extended for an additional period.






S8146ML - SUPP 12/98

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V


                        SUPPLEMENT DATED DECEMBER 4, 1998
                                       TO
                          PROSPECTUS DATED MAY 1, 1998



The following information is added to the disclosure appearing under "Variations in Charges" on page 18 of the prospectus:


         John Hancock Mutual Life Insurance Company has agreed to participate in an exchange offer program pursuant to which certain pension plans are eligible to exchange their Contracts for shares of certain mutual funds distributed by John Hancock Funds, Inc. Under the terms of the exchange offer, any remaining Withdrawal Charges applicable to any Contract exchanged would be waived at the time of the exchange transaction. Only Contracts purchased on behalf of the following types of pension plans are eligible to be exchanged: (1) pension plans qualified under Section 401(k) of the Internal Revenue Code of 1986 (401(k) plans) and (2) target-benefit pension plans where plan assets are not allocated specifically as being for the account of individual plan participants. The exchange offer program is currently expected to remain open until May 1, 1999, unless terminated earlier or extended for an additional period.





S8154 ML - SUPP 12/98